Variable Interest Entity - Additional Information (Details)		6 Months Ended
	Jul. 12, 2017	Jun. 30, 2020
Wangbo [Member] | VIE
Schedule of Equity Method Investments [Line Items]
Service fee (percentage)	95.00%
Shangchi Automobile [Member] | Jivi [Member]
Schedule of Equity Method Investments [Line Items]
Minority interest ownership		19.00%
Shangchi Automobile [Member] | Wangbo [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned		51.00%
Shangchi Automobile [Member] | Third Party [Member]
Schedule of Equity Method Investments [Line Items]
Minority interest ownership		30.00%